Operating Profit - Schedule of Operating Profit (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment	R 814,278	R 606,487	R 588,660
Amortization of capitalized commission assets	138,574	100,223	83,155
Amortization of intangible assets	56,426	56,072	59,482
Employee benefits expense	1,630,689	1,251,384	1,076,244
Defined contribution plan	R 59,855	R 41,113	R 45,468